Long-Term Debt, Loan dated September 11, 2015 (Details) - Loan Agreement dated September 11, 2015 [Member] $ in Thousands			12 Months Ended
	Mar. 07, 2017	Sep. 11, 2015 USD ($) Installment Vessel	Dec. 31, 2017
Secured Credit Facilities [Abstract]
Borrowing capacity		$ 52,705
Number of consecutive payment installments | Installment		15
Frequency of periodic payment			Quarterly
Installment payment		$ 1,552
Balloon payment		$ 29,425
Maturity date			Dec. 28, 2020
Value to loan ratio, first threshold		125.00%
Value to loan ratio, second threshold		166.67%
Number of vessels secured by first priority mortgage | Vessel		3
Minimum [Member]
Secured Credit Facilities [Abstract]
Security coverage requirement	120.00%
EBITDA to interest payments ratio	2
Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio	75.00%
LIBOR [Member] | Value to Loan Ratio Less than 125% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.20%
LIBOR [Member] | Value to Loan Ratio Between 125% and 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.00%
LIBOR [Member] | Value to Loan Ratio Greater than 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		2.75%